Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 255	$ 270
Expense, net	98	51
Settlements	(111)	(81)
Acquisitions	2
Foreign exchange and other	(7)	15
Liabilities held for sale	(29)
Balance, end of year	$ 208	$ 255